Debt (fuboTV Inc. Pre-Merger)	3 Months Ended	9 Months Ended
	Mar. 31, 2020	Sep. 30, 2020
Debt
15.	Convertible Notes Payable

As of September 30, 2020 there were no convertible notes outstanding, and as of December 31, 2019, convertible notes outstanding totaled $1.4 million. During the three and nine months ended September 30, 2020, the Company repaid $2.8 million and $3.9 million of principal balances, and approximately $0.9 million of related interest expense and prepayment penalties owed on its convertible notes.

Fubo TV Pre-Merger [Member]
Debt

7. Debt

Signing Date Loan Agreement

Immediately following the execution and delivery of the Merger Agreement, FaceBank and fuboTV entered into a Loan and Security Agreement, dated as of March 19, 2020 (the “Signing Date Loan Agreement”), whereby FaceBank advanced to fuboTV a junior secured term loan in the aggregate principal amount of $10,000 (the “Signing Date Loan”) on the terms set forth in the Signing Date Loan Agreement. Interest on the Signing Date Loan accrues at a rate of 11% per annum. Interest is payable in arrears on the first business day of each calendar month commencing with the calendar month beginning on April 1, 2020. The maturity date for the Signing Date Loan was July 8, 2020 and is therefore classified as short-term debt on the consolidated balance sheet. This loan has been repaid in full prior to the maturity date. Pursuant to the Signing Date Loan Agreement, fuboTV granted to FaceBank a junior security interest in substantially all of its assets as security for the payment of all obligations under the Signing Date Loan Agreement, the Signing Date Loan and the other transaction documents executed in connection therewith. The Signing Date Loan and the other obligations under the Signing Date Loan Agreement are subordinated to fuboTV’s existing secured indebtedness to AMC Networks Ventures (defined as the “Senior Secured Loan” below). The Company incurred interest expense of $39 for the three months ended March 31, 2020.

Convertible Notes

In February and March 2019, the Company issued and sold $16,150 in aggregate principal amount of convertible promissory notes (the “2019 Convertible Notes”) of which $5,000 was repaid in full in March 2019. The 2019 Convertible Notes bore interest at a rate of 4.0% per annum, compounded annually. The 2019 Convertible Notes, that were not repaid in full in March 2019, were converted into shares of the Company’s Series E-1 convertible preferred stock in March 2019 as part of the Q1 Series E Financing (as hereinafter defined). See Note 9.

At the issuance dates of the respective 2019 Convertible Notes, the Company fair valued and bifurcated the automatic conversion features from the respective host debt instrument and recorded convertible notes derivatives of $2,120. The resulting debt discount from the derivative liabilities was presented as a direct deduction from the carrying amount of that debt liability and was amortized to interest expense using the effective interest rate method.

Senior Secured Loan

In April 2018, the Company entered into a senior secured term loan with AMC Networks Ventures, LLC (the “Term Loan”) with a principal amount of $25,000, bearing interest equal to LIBOR (London Interbank Offered Rate) plus 5.25% per annum and with scheduled principal payments beginning in 2020. The Company incurred $172 of debt issuance cost that is being amortized over the life of the Term Loan, of which the Company recognized $11 for the three months ended March 31, 2020 and 2019, respectively. The Company has made principal repayments of $1,250 during the three months ended March 31, 2020. The outstanding balance, net of issuance costs of the Term Loan is $23,632 as of March 31, 2020.

The Term Loan grants AMC Networks Ventures, LLC first priority lien on substantially all of the Company’s assets and has priority over the Company’s convertible preferred stock. The Term Loan matures on April 6, 2023, has certain financial covenants and requires the Company to maintain a certain minimum subscriber level. The Company was in compliance with all covenants at March 31, 2020 and December 31, 2019.